INTANGIBLE ASSETS, NET (DETAILS)	12 Months Ended						12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 CENTURY 21 franchise rights CNY	Dec. 31, 2011 CENTURY 21 franchise rights CNY	Dec. 31, 2010 CENTURY 21 franchise rights CNY	Dec. 31, 2012 Customer relationships CNY	Dec. 31, 2011 Customer relationships CNY	Dec. 31, 2010 Customer relationships CNY	Dec. 31, 2012 Real estate listing databases CNY	Dec. 31, 2011 Real estate listing databases CNY	Dec. 31, 2010 Real estate listing databases CNY	Dec. 31, 2012 Trademark CNY	Dec. 31, 2011 Trademark CNY	Dec. 31, 2010 Trademark CNY	Dec. 31, 2012 Sub-franchisee base CNY	Dec. 31, 2011 Sub-franchisee base CNY	Dec. 31, 2010 Sub-franchisee base CNY	Dec. 31, 2011 Brand name CNY	Dec. 31, 2012 Brand name CNY	Dec. 31, 2012 Mortgage credit license CNY	Dec. 31, 2011 Mortgage credit license CNY	Dec. 31, 2012 Realogy year	Dec. 31, 2012 USD USD ($)	Dec. 31, 2012 USD Realogy USD ($)
Finite-Lived Intangible Assets [Line Items]
Cost			52,684,000			48,747,000			949,000			541,000			403,000			2,044,000
Accumulated amortization			(17,796,000)			(17,120,000)			(357,000)			(219,000)			(100,000)
Intangible assets, beginning balance	95,827,000	34,888,000		29,279,000	31,627,000		13,155,000	592,000		268,000	332,000		263,000	303,000		1,340,000	2,044,000			45,214,000	6,308,000			14,487,000
Additions		65,691,000						13,811,000											45,214,000			6,666,000
Amortization	(5,574,000)	(4,752,000)	(2,000,000)	(2,348,000)	(2,348,000)		(2,070,000)	(1,248,000)		(54,000)	(54,000)		(40,000)	(40,000)		(704,000)	(704,000)				(358,000)	(358,000)
Intangible assets, end balance	90,253,000	95,827,000	34,888,000	26,931,000	29,279,000		11,085,000	13,155,000		214,000	268,000		223,000	263,000		636,000	1,340,000		45,214,000	45,214,000	5,950,000	6,308,000		14,487,000
Contractual period of franchise rights (in years)																							25
Renewal clause payment																									$ 4,500,000